Commitments - Summary of Contractual Obligations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 1,258
Estimated annual benefit payment period	next ten years	next ten years
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 325
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	185
Later than four years and not later than five years [member] | Commitement For Digitization Serivces And Solutions [Member] | Neoris NV [member]
Disclosure of Detailed Information About Borrowings [Line Items]
Annual commitement with vendors value	55
Later than four years and not later than five years [member] | Commitement With Six Vendors For Back Office Services [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Annual commitement with vendors value	$ 60